Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Change in benefit obligations:
Benefit obligations at beginning of fiscal year		¥ 1,559,356	¥ 1,545,893
Service cost		43,698	43,649	¥ 44,367
Interest cost		6,933	7,471	5,724
Plan participants' contributions		1,229	1,233
Amendments		109	348
Actuarial loss (gain)		49,085	30,633
Foreign exchange translation		(817)	(32)
Benefits paid		(52,618)	(53,167)
Lump-sum payments		(16,157)	(16,672)
Benefit obligations at end of fiscal year		1,590,818	1,559,356	1,545,893
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		2,405,730	2,200,812
Actual return (negative return) on plan assets		66,652	280,251
Foreign exchange translation		(390)	(113)
Partial withdrawal of assets from employee retirement benefits trusts (Note)	[1]	(27,534)	(66,565)
Employer contributions		20,487	43,279
Plan participants' contributions		1,229	1,233
Benefits paid		(52,618)	(53,167)
Fair value of plan assets at end of fiscal year		2,413,556	2,405,730	¥ 2,200,812
Funded status		822,738	846,374
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost		850,472	874,191
Accrued pension liability		(27,734)	(27,817)
Net amount recognized		822,738	846,374
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)		(1,309)	(1,352)
Net actuarial gain (loss)		262,044	291,230
Net amount recognized		¥ 260,735	¥ 289,878

[1]	During the fiscal year ended March 31, 2018 and 2019, a subsidiary of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees' severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2018 and 2019. No gains or losses have been recognized as a result of this transaction.